Debt and Short-Term Borrowings (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Total Debt

Total debt as of September 30, 2013 and December 31, 2012 was as follows:

(Dollar amounts in thousands)	September 30, 2013	December 31, 2012
Senior Secured Credit Facility (Term A) due on April 17, 2018 paying interest at a variable interest rate (London InterBank Offered Rate (“LIBOR”) plus applicable margin(1))	$295,881	$—
Senior Secured Credit Facility (Term B) due on April 17, 2020 paying interest at a variable interest rate (LIBOR plus applicable margin(2))	393,328	—
Senior Secured Credit Facility due on September 30, 2016 paying interest at a variable interest rate (LIBOR plus applicable margin(3))	—	484,414
Senior Secured Revolving Credit Facility paying interest at a variable interest rate	—	14,000
Senior Notes due on October 1, 2018, paying interest semi-annually at a rate of 11% per annum	—	252,347
Other short-term borrowings	6,132	12,995

Total debt	$695,341	$763,756

(1)	Applicable margin of 2.50% at September 30, 2013.
(2)	Subject to a minimum rate (“LIBOR floor”) of 0.75% plus applicable margin of 2.75% at September 30, 2013.
(3)	Subject to a minimum rate (“LIBOR floor”) of 1.50% plus applicable margin of 4.00% at December 31, 2012.

Total debt consists of the following:

	December 31,
(Dollar amounts in thousands)	2012	2011
Senior Secured Credit Facility due in September 2016 paying interest at a variable interest rate (London InterBank Offered Rate (“LIBOR”) plus margin(1) )	$484,414	$313,333
Senior Secured Revolving Credit Facility paying interest at a variable interest rate	14,000	—
Senior Notes due on October 1, 2018, paying interest semi-annually at a rate of 11% per annum	252,347	210,500
Other short-term borrowing	12,995	—

Total debt	$763,756	$523,833

(1)	Subject to a minimum rate (“LIBOR floor”) of 1.50% at December 31, 2012 and 2011.